Transactions with related parties, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party financing, net of unamortized deferred financing costs, Current	$ 38,472	$ 84,832
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Diana Shipping Inc - Term Loan	33,940	82,617
Diana Shipping Inc - Term Loan, Current	33,940	82,617
Diana Shipping Inc - Term Loan, Non-current	0	0
Discount Premium payable to the lenders	4,532	2,292
Discount Premium payable to the lenders, Current	4,532	2,292
Discount Premium payable to the lenders, Non-current	0	0
less unamortized deferred financing costs	0	(77)
less unamortized deferred financing costs, Current	0	(77)
less unamortized deferred financing costs, non-current	0	0
Related party financing, net of unamortized deferred financing costs, Total	38,472	84,832
Related party financing, net of unamortized deferred financing costs, Current	38,472	84,832
Related party financing, net of unamortized deferred financing costs, Non-current	$ 0	$ 0